United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21803

THE CAMPBELL MULTI-STRATEGY TRUST

(Exact name of the registrant as specified in charter)

2850 Quarry Lake Drive,
Baltimore, Maryland 21209

(Address of principle executive offices) (Zip code)

Theresa D. Becks
Campbell & Company Investment Adviser LLC
2850 Quarry Lake Drive
Baltimore, Maryland 21209

(name and address for agent for service)

Registrant’s telephone number including area code: (800) 698-7235

Date of fiscal year end:  December 31, 2011

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments (Unaudited)

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

INVESTMENT SECURITIES

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (United States)
Consumer Discretionary
Amazon Inc *	554	$99,792	0.08%
Ann Taylor Stores Inc *	2,718	$79,121	0.06%
Autoliv Inc	2,180	$161,821	0.13%
Best Buy Inc	8,052	$231,253	0.19%
Bob Evans Farms Inc	190	$6,194	0.00%
Brunswick Corp	11,280	$286,850	0.23%
Callaway Golf Co	1,620	$11,048	0.01%
Citi Trends Inc *	1,423	$31,719	0.03%
Coach Inc	5,251	$273,262	0.22%
Columbia Sportswear Co	4,900	$291,158	0.23%
Dillards Inc Cl A	1,722	$69,087	0.06%
Discovery Holdings Co *	2,615	$104,339	0.08%
Ethan Allen Interiors Inc	1,321	$28,930	0.02%
Finish Line Inc Cl A	4,134	$82,060	0.07%
Genesco Inc *	263	$10,573	0.01%
Guess Inc	3,833	$150,829	0.12%
Harman International Industries Inc	170	$7,959	0.01%
Jo S. A. Bank Clothiers Inc *	7,469	$380,023	0.31%
Liberty Global Inc Cl A *	1,658	$68,658	0.06%
LKQ Corp *	2,023	$48,754	0.04%
MDC Holdings Inc	2,667	$67,608	0.05%
Mens Wearhouse Inc	1,829	$49,493	0.04%
MGM Resort International *	15,656	$205,876	0.17%
New York Times Co Cl A	1,321	$12,510	0.01%
Nike Inc Cl B	6,221	$470,930	0.38%
Petsmart Inc	1,279	$52,375	0.04%
Phillips-Van Heusen Corp	2,259	$146,903	0.12%
Royal Caribbean Cruises Ltd	11,454	$472,592	0.38%
Scientific Games Corp Cl A *	2,800	$24,472	0.02%
Staples Inc	46,916	$911,109	0.73%
Starwood Hotels & Resorts	3,482	$202,374	0.16%
Target Corp	18,300	$915,183	0.74%
Tenneco Inc *	1,273	$54,039	0.04%
Texas Roadhouse Inc*	11,666	$198,205	0.16%
Tiffany & Co	406	$24,945	0.02%
Urban Outfitters Inc *	1,236	$36,870	0.03%
Weight Watchers International Inc	42	$2,944	0.00%
Williams-Sonoma Inc	511	$20,696	0.02%
WMS Industries Inc *	6,381	$225,568	0.19%
Total Consumer Discretionary		$6,518,122	5.26%

See Accompanying Notes to Financial Statements.

III-1

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Consumer Staples
Andersons Inc	784	$38,196	0.03%
BJ's Wholesale Club Inc *	4,380	$213,832	0.17%
Brown-Forman Corp Cl B	1,059	$72,330	0.06%
Bunge Ltd	1,491	$107,844	0.09%
Campbell Soup USD	7,689	$254,583	0.21%
Constellation Brands Inc Cl A *	849	$17,218	0.01%
Corn Products International Inc	1,892	$98,043	0.08%
Estee Lauder Companies Inc Cl A	810	$78,052	0.06%
Hansen Natural Corp *	2,854	$171,896	0.14%
McCormick & Co Inc	4,645	$222,170	0.18%
Molson Coors Brewing	223	$10,456	0.01%
Procter & Gamble Co	12,292	$757,187	0.61%
Sysco Corp	12,097	$335,087	0.27%
Tyson Foods Inc Cl A	10,440	$200,344	0.16%
Wal-Mart Stores Inc	3,640	$189,462	0.15%
Total Consumer Staples		$2,766,700	2.23%

Energy
Apache Corp	2,126	$278,336	0.22%
Barrett Bill Corp *	1,205	$48,092	0.04%
Berry Pete Co Cl A	2,909	$146,759	0.12%
Brigham Exploration Company *	1,658	$61,644	0.05%
Bristow Group Inc	3,846	$181,916	0.15%
Cameron International Corp*	14,902	$850,904	0.69%
Chesapeake Energy Corp	847	$28,391	0.02%
Chevron Corporation	1,572	$168,974	0.14%
Devon Energy Corp	725	$66,533	0.05%
Dresser-Rand Group Inc*	86	$4,611	0.00%
El Paso Corp	1,820	$32,760	0.03%
FMC Technologies Inc *	1,661	$156,931	0.13%
Hess Corp	811	$69,105	0.06%
Holly Corp	468	$28,436	0.02%
McMoran Exploration Co *	5,327	$94,341	0.08%
Murphy Oil Corp	2,940	$215,855	0.17%
National-Oilwell Varco Inc	3,963	$314,147	0.25%
Newfield Exploration Co *	1,275	$96,913	0.08%
Noble Energy Inc	3,957	$382,444	0.31%
Occidental Pete Corp	808	$84,428	0.07%
Penn Virginia Corp	2,077	$35,226	0.03%
Pioneer Natural Resources Comp	2,172	$221,370	0.18%
Plains Exploration & Production*	2,770	$100,357	0.08%
Quicksilver Resources Inc *	44,953	$643,277	0.52%
Seacor Holdings Inc *	2,210	$204,337	0.16%
Swift Energy Co *	7,685	$327,996	0.26%
Tidewater Inc	1,205	$72,119	0.06%
Unit Corp *	202	$12,514	0.01%
World Fuel Services Corp	766	$31,107	0.02%
Total Energy		$4,959,823	4.00%

See Accompanying Notes to Financial Statements.

III-2

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Financials
Aflac Inc	11,781	$621,801	0.50%
American Financial Group Inc	450	$15,759	0.01%
Ameriprise Financial Inc	8,228	$502,566	0.41%
Aspen Insurance Holdings Ltd	164	$4,520	0.00%
Associated Banc Corp	1,066	$15,830	0.01%
Cincinnati Financial Corp	1,236	$40,528	0.03%
City National Corp CA	5,385	$307,214	0.25%
CME Group Inc	425	$128,159	0.10%
Comerica Inc	25,114	$922,186	0.76%
First Midwest Bancorp Inc	510	$6,013	0.00%
Firstmerit Corp	2,349	$40,097	0.03%
Forest City Enterprises Inc Cl A	426	$8,022	0.01%
Hartford Financial Services Group Inc	7,288	$196,266	0.16%
Hudson City Bancorp Inc	34,915	$337,977	0.27%
Janus Capital Group Inc	10,224	$127,493	0.10%
Jefferies Group Inc	16,039	$400,013	0.32%
MBIA Inc	16,592	$166,584	0.13%
MGIC Invesmentt Corp	8,048	$71,547	0.06%
Morgan Stanley	9,888	$270,140	0.22%
Nasdaq OMX Group *	5,793	$149,691	0.12%
New York Community Bancorp	53,384	$921,408	0.75%
PHH Corp *	9,292	$202,287	0.16%
Protective Life Corp	16,923	$449,306	0.36%
Suntrust Banks Inc	25,696	$741,073	0.60%
TD Ameritrade Hldg Corp	3,409	$71,146	0.06%
The Hanover Insurance Group In	6,345	$287,111	0.23%
Transatlantic Holdings Inc	124	$6,035	0.00%
Trustmark Corp	2,178	$51,009	0.04%
UMB Financial Corp	9,240	$345,253	0.28%
US Bancorp	18,804	$496,990	0.40%
Total Financials		$7,904,024	6.37%

Health Care
Acorda Therapeutics Inc *	553	$12,830	0.01%
Aetna Inc	3,836	$143,581	0.12%
Align Technology Inc *	2,860	$58,573	0.05%
Alkermes Inc *	596	$7,718	0.01%
Allergan Inc	1,874	$133,091	0.11%
Amylin Pharmaceuticals Inc *	6,108	$69,448	0.06%
Becton Dickinson & Co	595	$47,374	0.04%
Biomarin Pharmaceutical Inc *	263	$6,609	0.01%
Cardinal Health Inc	767	$31,547	0.03%
Cepheid Inc *	1,362	$38,163	0.03%
Cooper Companies Inc	1,192	$82,784	0.07%

See Accompanying Notes to Financial Statements.

III-3

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Coventry Health Care Inc*	170	$5,416	0.00%
Edwards Lifesciences Corp *	2,045	$177,915	0.14%
Forest Laboratories Inc. *	2,303	$74,387	0.06%
Health Net Inc *	1,404	$45,911	0.04%
Hill-Rom Holdings	6,950	$263,961	0.21%
Isis Pharmaceuticals*	3,317	$29,986	0.02%
Laboratory Corp American Holdings *	306	$28,192	0.02%
Magellan Health Services Inc*	2,085	$102,332	0.08%
Medco Health Solutions Inc *	6,285	$352,966	0.28%
Mednax Inc *	1,548	$103,112	0.08%
Merck & Co	7,149	$235,988	0.19%
Meridian Bioscience Inc	938	$22,503	0.02%
Par Pharmaceutical Companies Inc *	7,747	$240,777	0.19%
Patterson Co	5,548	$178,590	0.14%
Perkinelmer Inc	6,218	$163,347	0.13%
Resmed Inc *	18,623	$558,690	0.45%
Steris Corp	545	$18,824	0.02%
Stryker Corp	2,089	$127,011	0.10%
Theravance*	9,793	$237,186	0.19%
Thermo Fisher Corp*	15,557	$864,191	0.70%
Universal Health Services Inc Cl B	680	$33,599	0.03%
Wright Medical Group Inc *	2,432	$41,368	0.03%
Total Health Care		$4,537,970	3.66%

Industrials
Actuant Corp	3,495	$101,355	0.08%
Alaska Air Group Inc *	1,620	$102,740	0.08%
Arkansas Best Corp	1,190	$30,845	0.02%
BE Aerospace Inc *	5,217	$185,360	0.15%
Carlisle Cos Inc	82	$3,653	0.00%
Cintas Corp	6,422	$194,442	0.16%
Corrections Corporation of American*	535	$13,054	0.01%
Cummins Inc	315	$34,530	0.03%
Dun & Bradstreet Corp	824	$66,118	0.05%
Emerson Electric Co	15,682	$916,299	0.74%
Esco Technologies Inc	598	$22,814	0.02%
Esterline Technologies Corp *	86	$6,082	0.00%
Expeditors International of Washington Inc	1,025	$51,404	0.04%
Fedex Corp	1,355	$126,760	0.10%
Gardner Denver Inc	840	$65,545	0.05%
Geo Group Inc*	298	$7,641	0.01%
Geoeye Inc*	85	$3,534	0.00%
Goodrich Corp	10,701	$915,257	0.74%
Graftech International Ltd*	6,561	$135,353	0.11%
Hub Group Inc Cl A *	298	$10,785	0.01%
Joy Global Inc	2,350	$232,204	0.19%
Kennametal Inc	11,675	$455,325	0.37%
Korn / Ferry International *	2,141	$47,680	0.04%

See Accompanying Notes to Financial Statements.

III-4

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Manpower Inc	1,560	$98,093	0.08%
Nordson Corp	129	$14,843	0.01%
Robbins & Myers Inc	4,883	$224,569	0.18%
Robert Half International Inc	16,068	$491,681	0.40%
Skywest Inc	1,353	$22,893	0.02%
Textron Inc	2,727	$74,693	0.06%
Waste Connections Inc	6,009	$172,999	0.14%
Total Industrials		$4,828,551	3.89%

Information Technology
Amkor Technology Inc *	59,817	$403,167	0.33%
Amphenol Corporation Cl A	2,813	$152,999	0.12%
Analog Devices Inc	2,188	$86,163	0.07%
Arrow Electrics Inc *	128	$5,361	0.00%
Autodesk Inc *	2,574	$113,539	0.09%
Avnet Inc *	6,909	$235,528	0.19%
Broadcom Corp Cl A	4,645	$182,920	0.15%
Cisco Systems Inc	4,560	$78,204	0.06%
Cypress Semiconductor Corp	3,068	$59,458	0.05%
Dolby Laboratories Inc Cl A *	1,314	$64,662	0.05%
Earthlink Inc	35,251	$276,015	0.22%
F5 Networks Inc *	3,559	$365,047	0.29%
Factset Research Systems Inc	213	$22,307	0.02%
Finisar Corp *	1,066	$26,224	0.02%
Gartner Inc Cl A *	2,416	$100,675	0.08%
Harris Corp	1,747	$86,651	0.07%
Hewlett-Packard Co	4,842	$198,377	0.16%
Intel Corp	20,243	$408,504	0.33%
Intersil Corp	3,538	$44,048	0.04%
JDS Uniphase Corp *	1,361	$28,363	0.02%
Linear Technology Corp	977	$32,857	0.03%
Marvell Technology Group Ltd *	15,574	$242,176	0.20%
Maxim Integrated Products Inc	8,279	$211,942	0.17%
Micron Technology Inc *	19,007	$218,010	0.18%
Microsemi Corp *	9,948	$206,023	0.17%
Microsoft Corp	5,783	$146,830	0.12%
Monster Worldwide Inc*	1,577	$25,074	0.02%
National Semiconductor Corp	2,088	$29,942	0.02%
Netapp Inc *	11,553	$556,248	0.45%
Neustar Inc Cl A *	3,789	$96,923	0.08%
Novellus Sys Inc *	7,229	$268,413	0.22%
NVIDIA Corp *	170	$3,138	0.00%
Oracle Corp	6,563	$219,417	0.18%
OSI Systems Inc *	299	$11,221	0.01%
Parametric Technology Corp *	20,344	$457,537	0.37%
Paychex Inc	2,429	$76,234	0.06%
Quest Software Inc *	7,231	$183,667	0.15%
Rambus Inc *	170	$3,358	0.00%

See Accompanying Notes to Financial Statements.

III-5

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Red Hat Inc *	3,409	$154,735	0.12%
Rovi Corporation *	15,895	$852,767	0.68%
Sapient Corporation *	14,693	$168,235	0.14%
Skyworks Solutions Inc *	15,977	$517,655	0.42%
Synnex Corp *	469	$15,350	0.01%
Syntel Inc	384	$20,056	0.02%
Take-Two Interactive Software *	13,467	$206,920	0.17%
Taleo Corp *	170	$6,061	0.00%
Teletech Holdings Inc *	429	$8,314	0.01%
Texas Instruments Inc	255	$8,813	0.01%
Tibco Software Inc *	9,504	$258,984	0.21%
TiVo Inc *	3,489	$30,529	0.02%
Triquint Semiconductor Inc *	16,236	$209,607	0.17%
Valueclick Inc *	2,141	$30,937	0.02%
Verisign Inc *	3,106	$112,468	0.09%
Viasat Inc *	4,059	$161,711	0.13%
Volterra Semiconductor Corp*	128	$3,178	0.00%
WebMD Health Corp *	1,764	$94,233	0.08%
Zebra Technologies Corp Cl A *	654	$25,663	0.02%
Total Information Technology		$8,813,438	7.11%

Materials
AK Steel Holding Corp	255	$4,024	0.00%
Ball Corp	11,326	$406,037	0.33%
Cabot Corp	85	$3,935	0.00%
Carpenter Technology Corp	128	$5,467	0.00%
Celanese Corp Series A	949	$42,107	0.03%
Century Aluminum Co *	2,767	$51,688	0.04%
Coeur D Alene Mines Corp*	893	$31,059	0.03%
Ferro Corp	170	$2,820	0.00%
Freeport McMoran Copper & Gold	1,704	$94,657	0.08%
Fuller H B Co	14,523	$311,954	0.25%
Meadwestvaco Corp	767	$23,263	0.02%
Mosaic Co Brooklyn	1,577	$124,189	0.10%
Nalco Holding Co	2,518	$68,767	0.06%
OM Group Inc *	1,294	$47,283	0.04%
Schweitzer-Mauduit International	255	$12,906	0.01%
Sensient Technologies Corp	4,812	$172,462	0.14%
Silgan Holdings Inc	128	$4,882	0.00%
Southern Peru Copper	11,170	$449,816	0.37%
Stillwater Manufacturing Co *	17,929	$411,112	0.33%
Titanium Metals Corp	881	$16,369	0.01%
Walter Energy	426	$57,693	0.05%
Worthington Industries Inc	17,995	$376,455	0.30%
Total Materials		$2,718,945	2.19%

See Accompanying Notes to Financial Statements.

III-6

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Telecommunication Services
American Tower*	810	$41,974	0.03%
Cbeyond Inc.*	5,971	$69,682	0.06%
Centurylink Inc	2,529	$105,080	0.08%
Frontier Communications Co	55,223	$453,933	0.37%
SBA Communications Corp Cl A *	2,076	$82,376	0.07%
Total Telecommunication Services		$753,045	0.61%

Utilities
AES Corp *	956	$12,428	0.01%
American Electric Power Inc	4,119	$144,742	0.12%
Aqua American Inc	255	$5,837	0.00%
CMS Energy Corp	1,182	$23,214	0.02%
Entergy Corp	8,063	$541,914	0.44%
Idacorp Inc	1,275	$48,578	0.04%
New Jersey Resources Corp	1,379	$59,228	0.05%
NV Energy Inc	493	$7,341	0.01%
OGE Energy Corp	1,108	$56,020	0.05%
PG&E Corp	10,487	$463,316	0.37%
PNM Resources Inc	3,989	$59,516	0.05%
PPL Corp	2,989	$75,622	0.06%
Questar Corp	12,713	$221,842	0.18%
Scana Corp	23,358	$919,604	0.73%
Southern Co	2,424	$92,379	0.07%
Teco Energy Inc	2,625	$49,245	0.04%
Total Utilities		$2,780,826	2.24%

Total Common Stocks (United States)
(cost - $46,004,623)		$46,581,444	37.56%

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (Non-United States)
Bermuda
Financials
Argo Group International Holdings	1,544	$51,014	0.04%
Credicorp Ltd	121	$12,697	0.01%
Montpelier Holdings Ltd	21,413	$378,368	0.31%
Platinum Underwriters Holdings	13,305	$506,787	0.41%
Total Financials		$948,866	0.77%

Brazil
Consumer Staples
Cia De Bebidas Das Americas Adr	7,024	$198,849	0.16%
Total Consumer Staples		$198,849	0.16%

See Accompanying Notes to Financial Statements.

III-7

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Industrials
Tam S. A. Adr	4,603	$90,863	0.07%
Total Industrials		$90,863	0.07%

Materials
Vale S.A Adr	18,022	$601,034	0.48%
Total Materials		$601,034	0.48%

Total Brazil		$890,746	0.71%

Canada
Consumer Discretionary
Magna International Inc	14,692	$703,894	0.57%
Total Consumer Discretionary		$703,894	0.57%

Energy
Cameco Corp	7,207	$216,498	0.17%
Nexen Inc	8,950	$223,034	0.18%
Suncor Energy Inc	1,657	$74,300	0.06%
Talisman Energy Inc	4,447	$109,841	0.09%
Total Energy		$623,673	0.50%

Financials
Brookfield Asset Managment Inc Cl A	2,119	$68,783	0.06%
Sun Life Financial Inc	980	$30,801	0.02%
Total Financials		$99,584	0.08%

Health Care
Nordion Inc	3,638	$43,001	0.03%
Total Health Care		$43,001	0.03%

Industrials
Candian Pacific Railway	5,783	$372,078	0.30%
Total Industrials		$372,078	0.30%

Materials
Agnico	5,114	$339,314	0.27%
Agrium	1,103	$101,763	0.08%
Barrick Gold Corp	3,324	$172,549	0.14%
IAMGOLD Corp	3,281	$72,248	0.06%
New Gold*	5,966	$69,862	0.06%
Pan American Silver Corp	2,597	$96,427	0.08%
Potash Corp	1,616	$95,231	0.08%
Total Materials		$947,394	0.77%

Total Canada		$2,789,624	2.25%

See Accompanying Notes to Financial Statements.

III-8

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

France
Energy
Total Sa Adr	1,785	$108,831	0.09%
Total Energy		$108,831	0.09%

Health Care
Sanofi-Aventis Adr	4,637	$163,315	0.13%
Total Health Care		$163,315	0.13%

Total France		$272,146	0.22%

Great Britain
Consumer Discretionary
Carnival Plc Adr	10,093	$399,784	0.32%
Total Consumer Discretionary		$399,784	0.32%

Consumer Staples
British American Tobacco Plc Adr	1,145	$92,734	0.07%
Diageo Place Adr	5,546	$422,716	0.35%
Total Consumer Staples		$515,450	0.42%

Energy
BP Amoco Plc Adr	20,824	$919,171	0.74%
Royal Dutch Shell PLC Adr	4,255	$310,019	0.25%
Total Energy		$1,229,190	0.99%

Materials
BHP Billiton Plc Adr	114	$9,074	0.01%
Total Materials		$9,074	0.01%

Telecommunication Services
Vodafone Group Plc Sp Adr	24,505	$704,519	0.56%
Total Telecommunication Services		$704,519	0.56%

Total Great Britain		$2,858,017	2.30%

Ireland
Industrials
Ryanair Holdings Plc Adr	3,393	$94,325	0.08%
Total Industrials		$94,325	0.08%

Information Technology
Accenture	7,452	$409,636	0.33%
Total Information Technology		$409,636	0.33%
Total Ireland		$503,961	0.41%

See Accompanying Notes to Financial Statements.

III-9

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Italy
Energy
Eni Spa Roma Adr	2,449	$120,319	0.10%
Total Energy		$120,319	0.10%

Japan
Consumer Discretionary
Aisin Seiki	4,600	$160,233	0.13%
Alpine Elec	600	$6,752	0.01%
Aoyama Trading	1,100	$17,659	0.01%
Asics	1,000	$13,412	0.01%
Autobacs Seven	600	$22,868	0.02%
Belluna	900	$5,753	0.00%
Canon Marketing	600	$7,476	0.01%
Daiichikosho	600	$10,233	0.01%
Denso	14,200	$440,905	0.36%
Dentsu	5,800	$150,195	0.12%
Don Quijote	2,100	$66,589	0.05%
Fields	39	$66,984	0.05%
Foster Electric	600	$13,793	0.01%
Fuji Heavy Industries	30,000	$193,946	0.16%
Gunze	27,000	$98,348	0.08%
H2O Retailing Corp	2,000	$13,581	0.01%
Hakuhodo Dy	2,170	$114,900	0.09%
Heiwa	5,900	$91,657	0.07%
His	7,200	$146,849	0.12%
Isuzu Motors	47,000	$186,505	0.15%
Kayaba Industries	5,000	$40,345	0.03%
Marui Group	32,700	$211,796	0.17%
Nifco	4,700	$112,923	0.09%
Onward Holdings	17,000	$126,716	0.10%
Plenus	1,300	$19,866	0.02%
Rakuten	139	$125,404	0.10%
Resorttrust	5,600	$76,459	0.06%
Riken	2,000	$8,346	0.01%
Ryohin Keikaku	400	$16,476	0.01%
Sanoh Industrial	4,400	$36,671	0.03%
Shimamura	500	$44,205	0.04%
Shimano	5,200	$260,597	0.21%
Sony Corp Adr	2,248	$71,554	0.06%
Tachi-S	2,100	$36,752	0.03%
United Arrows Ltd	5,700	$74,937	0.06%
Xebio	2,000	$36,498	0.03%
Yamaha	100	$1,137	0.00%
Total Consumer Discretionary		$3,129,320	2.52%
See Accompanying Notes to Financial Statements.

III-10

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Consumer Staples
Ain Pharmaceuticals	1,600	$56,158	0.05%
Circle K Sunkus	1,400	$21,445	0.02%
Fancl	4,000	$56,206	0.05%
Itoham Foods	12,000	$43,131	0.03%
Kao	3,600	$90,098	0.07%
Kato Sangyo	1,300	$22,500	0.02%
Morinaga Milk Industries	9,000	$32,240	0.03%
Nichirei	3,000	$12,845	0.01%
Sapporo Holdings	4,000	$14,956	0.01%
Sundrug	100	$2,855	0.00%
UNY	10,000	$93,114	0.07%
Total Consumer Staples		$445,548	0.36%

Energy
Cosmo Oil	43,000	$134,327	0.11%
Itochu Enex	3,500	$20,094	0.02%
Tonengeneral	27,000	$334,449	0.26%
Total Energy		$488,870	0.39%

Financials
77 Bank	9,000	$45,375	0.04%
Bank Of Yokohama	14,000	$66,699	0.05%
Century Tokyo Leasing	2,200	$36,247	0.03%
Chiba Bank	54,000	$303,512	0.24%
Daito Trust Construction	100	$6,911	0.01%
Goldcrest	2,290	$45,077	0.04%
Gunma Bank	28,000	$148,933	0.12%
Heiwa Real Estate	22,500	$52,105	0.04%
Hitachi Capital	3,100	$40,718	0.03%
Joyo Bank	44,000	$173,539	0.14%
Mitsubishi UFJ Financials	15,600	$72,252	0.06%
NTT Urban Development	90	$75,661	0.06%
Ricoh Leasing	3,800	$92,950	0.07%
Shizuoka Bank	10,000	$82,982	0.07%
SMFG	2,000	$62,381	0.05%
Sumitomo Mitsui Trust	28,000	$99,627	0.08%
Sumitomo Realty	11,000	$220,771	0.18%
Sumitomo Resources	20	$801	0.00%
Suruga Bank	11,000	$97,914	0.08%
T&D Holdings	1,850	$45,743	0.04%
Tochigi Bank	1,000	$4,439	0.00%
Tokyo Tatemono	6,000	$22,506	0.02%
Tokyu Land	80,000	$349,297	0.28%
Total Financials		$2,146,440	1.73%

See Accompanying Notes to Financial Statements.

III-11

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Health Care
Astellas Pharmaceuticals	2,200	$81,728	0.07%
Daiichi Sankyo	6,100	$118,160	0.09%
Fukuda Denshi	300	$9,281	0.01%
Hisamitsu Pharmaceuticals	100	$4,047	0.00%
Hogy Medical	500	$21,469	0.02%
Kaken Pharmaceuticals	5,000	$59,945	0.05%
Miraca	600	$23,049	0.02%
Total Health Care		$317,679	0.26%

Industrials
Aica Kogyo	4,700	$61,790	0.05%
Aida Engineering	22,400	$101,045	0.08%
Amada	1,000	$8,371	0.01%
Amano	5,600	$53,832	0.04%
Asahi Diamond Industries	8,000	$153,999	0.12%
Asahi Glass	13,000	$164,010	0.13%
CKD	4,400	$44,207	0.04%
Control Jr	6	$47,691	0.04%
Daifuku	500	$3,643	0.00%
Fanuc	1,200	$182,223	0.15%
GS Yuasa	6,000	$40,020	0.03%
Hino Motors	3,000	$14,727	0.01%
Hitachi Construction Machinery Co	6,700	$168,329	0.14%
Ihi Corp	17,000	$41,624	0.03%
Itochu	9,300	$97,701	0.08%
Japan Airport Terminal	8,000	$101,219	0.08%
JGC	7,000	$164,384	0.13%
Jtekt	2,700	$35,236	0.03%
Kajima	45,000	$126,463	0.10%
Keisei Electric Railway	21,000	$120,818	0.10%
Kubota	19,000	$179,666	0.14%
Maeda	4,000	$13,219	0.01%
Makino Milling	2,000	$17,031	0.01%
Marubeni	35,000	$252,866	0.20%
Matsuda Sangyo	2,900	$44,247	0.04%
Meitec	2,400	$48,168	0.04%
Mitsubishi	9,500	$264,572	0.23%
Mitsubishi Electric	9,000	$106,598	0.09%
Mitsubishi Logistics	16,000	$179,473	0.14%
Mitsui	8,900	$160,053	0.13%
Mitsui-Soko	9,000	$35,171	0.03%
Mori Seiki	7,700	$92,222	0.07%
Nabtesco	4,400	$111,022	0.09%
Nagase	1,000	$11,941	0.01%
NGK Insulators	4,000	$71,741	0.06%
Nichias	1,000	$6,272	0.01%
Nichiha	2,000	$19,057	0.02%
Nippon Steel Trading	8,000	$24,123	0.02%
Nippon Yusen	37,000	$145,038	0.12%

See Accompanying Notes to Financial Statements.

III-12

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Nitto Boseki	1,000	$2,352	0.00%
Noritake	12,000	$51,237	0.04%
NSK	22,000	$190,256	0.15%
NTN	27,000	$129,937	0.10%
Obayashi	30,000	$133,881	0.11%
Odakyu Railway	5,000	$42,275	0.03%
Oiles	900	$17,347	0.01%
OSG	2,800	$40,526	0.03%
Park	6,400	$62,217	0.05%
Secom	5,000	$233,085	0.19%
Sintokogio	3,400	$35,677	0.03%
SMC	1,200	$198,144	0.16%
Sumitomo	6,900	$98,952	0.08%
Sumitomo Heavy	2,000	$13,099	0.01%
Sumitomo Warehouse	21,000	$101,822	0.08%
Taisei	31,000	$76,650	0.06%
Tokyu	16,000	$66,579	0.05%
Toshiba Machine	11,000	$59,704	0.05%
Toto	9,000	$72,621	0.06%
Toyo Engineering	13,000	$50,175	0.04%
Ushio	1,800	$35,323	0.03%
Total Industrials		$5,225,671	4.21%

Information Technology
Canon Inc Adr	105	$4,552	0.00%
Disco	1,700	$116,464	0.09%
Dts Corporation	1,200	$11,941	0.01%
Hitachi	1,000	$5,223	0.00%
Hitachi High-Tech	2,900	$58,028	0.05%
Ines	5,300	$37,268	0.03%
Konami	4,700	$87,300	0.07%
Macnica Inc	1,900	$47,048	0.04%
Melco Holdings	200	$6,484	0.01%
Murata Manufacturing	700	$50,573	0.04%
Net One Systems	4	$6,011	0.00%
Nichicon	1,300	$18,439	0.01%
Nidec Sankyo	1,000	$7,104	0.01%
Nihon Unisys	7,000	$46,098	0.04%
Nippon Chemical	9,000	$45,158	0.04%
NS Solutions	3,200	$61,561	0.05%
Ryoden Trading	1,000	$6,598	0.01%
Ryosan	2,400	$58,010	0.05%
Sanken Electric	3,000	$17,730	0.01%
Shindengen Electric	37,000	$166,459	0.13%
Siix	1,300	$18,032	0.01%
So-Net Entertainment	22	$78,411	0.06%
Star Micronics	200	$2,224	0.00%
TDK	2,100	$124,491	0.10%

See Accompanying Notes to Financial Statements.

III-13

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Tokyo Electron	5,700	$315,217	0.26%
Tokyo Seimitsu	400	$7,179	0.01%
Toshiba Tec	1,000	$4,463	0.00%
Yaskawa Electric	8,000	$95,140	0.08%
Yokogawa Electric *	3,400	$25,999	0.02%
Total Information Technology		$1,529,205	1.23%

Materials
Adeka	5,400	$52,821	0.04%
Aichi Steel	31,000	$188,073	0.16%
Asahi Kasei	12,000	$81,197	0.07%
Chugoku Paints	10,000	$84,068	0.07%
Daido Steel	29,000	$165,445	0.13%
Dainichiseika	6,000	$28,947	0.02%
Denki Kagakukogyo	13,000	$64,287	0.05%
Dowa Hldg	23,000	$143,699	0.12%
Fujikura Kasei	200	$1,264	0.00%
Furukawa Sky Aluminum	2,000	$5,838	0.00%
JSP	2,900	$53,691	0.04%
Mitsubishi Chemical Holding	29,500	$186,088	0.15%
Mitsubishi Materials	14,000	$47,618	0.04%
Mitsui Mining and Smelting	8,000	$27,886	0.02%
Nippon Kayaku	19,000	$172,791	0.14%
Nippon Paint	9,000	$60,572	0.05%
Nippon Paper	2,800	$59,844	0.05%
Nippon Shokubai	2,000	$25,136	0.02%
Nippon Soda	1,000	$4,137	0.00%
Nippon Zeon	13,000	$120,264	0.10%
Nittetsu Mining	3,000	$15,089	0.01%
Nitto Denko	1,600	$85,105	0.07%
Nof	4,000	$18,333	0.01%
Osaka Titanium Tech	100	$6,923	0.01%
Sakai Chemical Industries	1,000	$4,909	0.00%
Sakata Inx	2,000	$9,480	0.01%
Sanyo Chem Industries	2,000	$17,151	0.01%
Sanyo Steel	17,000	$91,039	0.07%
Sumitomo Bakelite	5,000	$30,817	0.02%
Sumitomo Chemical	7,000	$35,038	0.03%
Toho Titanium	800	$20,514	0.02%
Toho Zinc	2,000	$9,360	0.01%
Topy Industries	18,000	$47,329	0.04%
Toray Industries	10,000	$72,971	0.06%
Total Materials		$2,037,724	1.64%

Telecommunication Services
Nippon T & T Adr	1,769	$39,785	0.03%
Total Telecommunication Services		$39,785	0.03%

See Accompanying Notes to Financial Statements.

III-14

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Utilities
Chubu Electric	7,700	$171,814	0.14%
Kansai Electric	19,800	$432,493	0.36%
Toho Gas	10,000	$51,743	0.04%
Tokyo Electric	5,700	$32,037	0.03%
Total Utilities		$688,087	0.57%

Total Japan		$16,048,329	12.94%

Mexico
Consumer Staples
Coca Cola Femsa Sab De Cv Adr	404	$31,104	0.03%
Fomento Economico Mexicano Sab De Cv	2,152	$126,322	0.10%
Total Consumer Staples		$157,426	0.13%

Telecommunication Services
America Movil Sab De Cv	818	$47,526	0.04%
Total Telecommunication Services		$47,526	0.04%

Total Mexico		$204,952	0.17%

Netherlands
Consumer Staples
Unilever NV Adr	155	$4,861	0.00%
Total Consumer Staples		$4,861	0.00%

Financials
ING Groep N V Adr	5,156	$65,533	0.05%
Total Financials		$65,533	0.05%

Industrials
CNH Global NV	1,062	$51,560	0.04%
Total Industrials		$51,560	0.04%

Total Netherlands		$121,954	0.09%

People's Republic Of China
Energy
China Petroleum & Chemical Adr	7,099	$714,017	0.58%
Total Energy		$714,017	0.58%

Financials
China Life Insurance Co Adr	2,945	$165,067	0.13%
Total Financials		$165,067	0.13%

Total People's Republic Of China		$879,084	0.71%

See Accompanying Notes to Financial Statements.

III-15

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Peru
Materials
Compania De Minas Buenaventura Adr	1,620	$69,611	0.06%
Total Materials		$69,611	0.06%

Russia
Materials
Mechel Oao Adr	1,104	$33,992	0.03%
Total Materials		$33,992	0.03%

Singapore
Information Technology
Flextronics International Ltd *	2,370	$17,704	0.01%
Total Information Technology		$17,704	0.01%

South Africa
Energy
Sasol Ltd Adr	1,597	$92,546	0.07%
Total Energy		$92,546	0.07%

Materials
Anglogold Ashanti Limited Adr	10,602	$508,362	0.41%
Gold Fields Ltd Adr	9,376	$163,705	0.13%
Randgold Resources Ltd	952	$77,626	0.06%
Total Materials		$749,693	0.60%

Total South Africa		$842,239	0.67%

Taiwan, Republic Of China
Telecommunication Services
Chunghwa Telecom Co Ltd Adr	2,132	$66,433	0.05%
Total Telecommunication Services		$66,433	0.05%

Total Common Stocks (Non-United States)
(cost - $26,423,381)		$26,667,977	21.49%

See Accompanying Notes to Financial Statements.

III-16

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

United States Government Securities**

				% of Net
Maturity	Maturity		Value	Asset
Face Value	Date	Description	($)	Value
$6,000,000	06/30/2011	U.S. Treasury Bills
(cost, including accrued interest, - $5,998,950)			$5,998,950	4.84%

Total investment securities
(cost - $78,426,954)			$79,248,371	63.89%

PURCHASED OPTIONS ON FORWARD CURRENCY CONTRACTS

							% of Net
	Expiry	Market	Strike			Value	Asset
Counterparty	Date	Put/Call	Price	Amount	Currency	($)	Value
RBS	04/01/2011	EUR Call / JPY Put	119.8000	240,000	EUR	$31	0.00%
RBS	04/01/2011	AUD Call / USD Put	0.9900	680,000	AUD	$31,465	0.04%
RBS	04/04/2011	EUR Put / USD Call	1.3770	300,000	EUR	$12	0.00%
RBS	04/04/2011	GBP Call / USD Put	1.6270	240,000	GBP	$70	0.00%
RBS	04/04/2011	EUR Call / USD Put	1.4170	770,000	EUR	$5,417	0.00%
RBS	04/04/2011	EUR Call / JPY Put	115.0000	250,000	EUR	$9,015	0.01%
RBS	04/05/2011	EUR Call / USD Put	1.4230	720,000	EUR	$3,508	0.00%
RBS	04/05/2011	USD Call / CHF Put	0.9025	690,000	USD	$10,798	0.01%
RBS	04/05/2011	EUR Call / JPY Put	115.3000	440,000	EUR	$14,479	0.01%
RBS	04/05/2011	AUD Call / USD Put	1.0100	1,060,000	AUD	$27,835	0.02%
RBS	04/06/2011	USD Put / CAD Call	0.9630	220,000	USD	$335	0.00%
RBS	04/06/2011	EUR Call / USD Put	1.4145	680,000	EUR	$7,123	0.01%
RBS	04/06/2011	USD Call / CHF Put	0.9005	820,000	USD	$14,677	0.01%
RBS	04/06/2011	EUR Call / JPY Put	114.5000	570,000	EUR	$24,152	0.02%
RBS	04/06/2011	AUD Call / USD Put	1.0085	1,110,000	AUD	$30,792	0.03%
RBS	04/07/2011	USD Put / CHF Call	0.8815	490,000	USD	$18	0.00%
RBS	04/07/2011	USD Put / CAD Call	0.9575	250,000	USD	$172	0.00%
RBS	04/07/2011	USD Call / CHF Put	0.9095	250,000	USD	$2,547	0.00%
RBS	04/07/2011	EUR Call / USD Put	1.4140	260,000	EUR	$2,997	0.00%
RBS	04/07/2011	AUD Call / USD Put	1.0165	1,150,000	AUD	$23,193	0.02%

See Accompanying Notes to Financial Statements.

III-17

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

RBS	04/07/2011	EUR Call / JPY Put	114.3500	690,000	EUR	$30,565	0.02%
RBS	04/08/2011	USD Put / CAD Call	0.9565	250,000	USD	$184	0.00%
RBS	04/08/2011	EUR Call / USD Put	1.4170	910,000	EUR	$9,374	0.01%
RBS	04/08/2011	USD Call / JPY Put	81.2500	410,000	USD	$9,416	0.01%
RBS	04/08/2011	AUD Call / USD Put	1.0230	860,000	AUD	$12,884	0.01%
RBS	04/08/2011	EUR Call / JPY Put	115.0500	730,000	EUR	$26,855	0.02%
RBS	04/11/2011	USD Put / JPY Call	79.3000	340,000	USD	$61	0.00%
RBS	04/11/2011	USD Put / CAD Call	0.9585	230,000	USD	$307	0.00%
RBS	04/11/2011	AUD Call / USD Put	1.0260	970,000	AUD	$12,777	0.01%
RBS	04/11/2011	EUR Call / JPY Put	114.7000	810,000	EUR	$33,289	0.03%
RBS	04/12/2011	USD Put / CAD Call	0.9580	260,000	USD	$375	0.00%
RBS	04/12/2011	GBP Call / USD Put	1.5970	360,000	GBP	$5,627	0.00%
RBS	04/12/2011	EUR Call / USD Put	1.4075	330,000	EUR	$5,851	0.00%
RBS	04/12/2011	USD Call / CHF Put	0.9195	1,100,000	USD	$6,099	0.00%
RBS	04/12/2011	USD Call / JPY Put	82.1000	450,000	USD	$6,788	0.01%
RBS	04/12/2011	AUD Call / USD Put	1.0200	480,000	AUD	$8,660	0.01%
RBS	04/12/2011	EUR Call / GBP Put	0.8815	840,000	EUR	$8,678	0.01%
RBS	04/12/2011	EUR Call / JPY Put	115.6000	1,150,000	EUR	$36,810	0.03%
RBS	04/13/2011	USD Call / JPY Put	85.9000	440,000	USD	$343	0.00%
RBS	04/13/2011	USD Put / JPY Call	80.4000	440,000	USD	$384	0.00%
RBS	04/13/2011	AUD Call / USD Put	1.0300	440,000	AUD	$4,897	0.00%
RBS	04/13/2011	USD Call / CHF Put	0.9215	1,000,000	USD	$5,031	0.00%
RBS	04/13/2011	EUR Call / USD Put	1.4095	510,000	EUR	$8,558	0.01%
RBS	04/13/2011	EUR Call / JPY Put	117.1000	700,000	EUR	$13,237	0.01%
RBS	04/14/2011	USD Call / CHF Put	0.9140	610,000	USD	$5,613	0.00%
RBS	04/14/2011	AUD Call / USD Put	1.0325	1,240,000	AUD	$12,139	0.01%
RBS	04/14/2011	EUR Call / JPY Put	117.7500	970,000	EUR	$14,271	0.01%

	Purchased options on forward currency contracts
	(premiums paid- $273,152)					$487,709	0.39%

WRITTEN OPTIONS ON FORWARD CURRENCY CONTRACTS

							% of Net
	Expiry	Market	Strike			Value	Asset
Counterparty	Date	Put/Call	Price	Amount	Currency	($)	Value
RBS	04/01/2011	EUR Call / USD Put	1.4485	1,410,000	EUR	$(2)	0.00%

See Accompanying Notes to Financial Statements.

III-18

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

RBS	04/01/2011	EUR Call / GBP Put	0.8935	290,000	EUR	$(24)	0.00%
RBS	04/01/2011	USD Call / JPY Put	85.0000	1,410,000	USD	$(27)	0.00%
RBS	04/01/2011	USD Call / CHF Put	0.9295	3,620,000	USD	$(183)	0.00%
RBS	04/01/2011	USD Call / CHF Put	0.9010	230,000	USD	$(3,855)	0.00%
RBS	04/01/2011	AUD Call / USD Put	1.0195	370,000	AUD	$(6,235)	(0.01)%
RBS	04/01/2011	EUR Call / JPY Put	115.1000	410,000	EUR	$(14,194)	(0.01)%
RBS	04/01/2011	USD Call / JPY Put	81.5000	1,490,000	USD	$(28,289)	(0.02)%
RBS	04/04/2011	EUR Call / USD Put	1.4500	5,490,000	EUR	$(294)	0.00%
RBS	04/04/2011	EUR Call / GBP Put	0.8900	1,040,000	EUR	$(1,261)	0.00%
RBS	04/04/2011	USD Call / CHF Put	0.9300	4,330,000	USD	$(1,391)	0.00%
RBS	04/04/2011	USD Call / JPY Put	83.9500	3,930,000	USD	$(4,126)	0.00%
RBS	04/04/2011	USD Call / JPY Put	81.2000	240,000	USD	$(5,450)	0.00%
RBS	04/05/2011	USD Call / CAD Put	0.9980	1,400,000	USD	$(59)	0.00%
RBS	04/05/2011	EUR Call / USD Put	1.4555	3,500,000	EUR	$(246)	0.00%
RBS	04/05/2011	EUR Call / JPY Put	119.0000	870,000	EUR	$(2,591)	0.00%
RBS	04/05/2011	EUR Call / GBP Put	0.8875	1,600,000	EUR	$(4,640)	0.00%
RBS	04/05/2011	USD Call / CHF Put	0.9255	4,810,000	USD	$(6,135)	0.00%
RBS	04/05/2011	USD Call / JPY Put	83.4000	3,360,000	USD	$(11,010)	(0.01)%
RBS	04/05/2011	AUD Call / USD Put	1.0350	2,310,000	AUD	$(12,515)	(0.01)%
RBS	04/06/2011	GBP Call / USD Put	1.6630	1,280,000	GBP	$(3)	0.00%
RBS	04/06/2011	USD Call / CAD Put	1.0060	2,400,000	USD	$(60)	0.00%
RBS	04/06/2011	EUR Call / USD Put	1.4480	2,270,000	EUR	$(1,099)	0.00%
RBS	04/06/2011	USD Call / JPY Put	83.2500	1,360,000	USD	$(6,325)	(0.01)%
RBS	04/06/2011	EUR Call / GBP Put	0.8870	1,770,000	EUR	$(6,825)	(0.01)%
RBS	04/06/2011	EUR Call / JPY Put	118.0500	940,000	EUR	$(7,699)	(0.01)%
RBS	04/06/2011	USD Call / CHF Put	0.9260	5,260,000	USD	$(8,536)	(0.01)%
RBS	04/06/2011	AUD Call / USD Put	1.0345	2,340,000	AUD	$(14,769)	(0.01)%
RBS	04/07/2011	GBP Call / USD Put	1.6550	1,350,000	GBP	$(49)	0.00%
RBS	04/07/2011	USD Call / CAD Put	1.0010	2,470,000	USD	$(254)	0.00%
RBS	04/07/2011	EUR Call / USD Put	1.4505	1,620,000	EUR	$(928)	0.00%
RBS	04/07/2011	USD Call / JPY Put	83.1000	220,000	USD	$(1,337)	0.00%
RBS	04/07/2011	USD Call / CHF Put	0.9390	5,640,000	USD	$(2,130)	0.00%
RBS	04/07/2011	EUR Call / GBP Put	0.8920	1,490,000	EUR	$(3,313)	0.00%
RBS	04/07/2011	AUD Call / USD Put	1.0415	2,350,000	AUD	$(8,426)	(0.01)%
RBS	04/07/2011	EUR Call / JPY Put	118.1000	1,440,000	EUR	$(12,694)	(0.01)%
RBS	04/08/2011	EUR Call / USD Put	1.4530	490,000	EUR	$(293)	0.00%
RBS	04/08/2011	USD Call / CHF Put	0.9410	1,060,000	USD	$(412)	0.00%

See Accompanying Notes to Financial Statements.

III-19

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

RBS	04/08/2011 GBP Call / USD Put	1.6430	1,310,000	GBP	$(466)	0.00%
RBS	04/08/2011 USD Call / CAD Put	0.9970	2,480,000	USD	$(596)	0.00%
RBS	04/08/2011 EUR Call / GBP Put	0.9005	860,000	EUR	$(659)	0.00%
RBS	04/08/2011 AUD Call / USD Put	1.0485	1,620,000	AUD	$(3,344)	(0.01)%
RBS	04/08/2011 EUR Call / JPY Put	118.6000	1,280,000	EUR	$(8,956)	(0.01)%
RBS	04/11/2011 USD Call / CAD Put	1.0005	2,480,000	USD	$(623)	0.00%
RBS	04/11/2011 EUR Call / GBP Put	0.8970	640,000	EUR	$(1,094)	0.00%
RBS	04/11/2011 GBP Call / USD Put	1.6350	990,000	GBP	$(1,178)	0.00%
RBS	04/11/2011 EUR Call / USD Put	1.4380	530,000	EUR	$(1,476)	0.00%
RBS	04/11/2011 AUD Call / USD Put	1.0515	2,240,000	AUD	$(4,164)	(0.01)%
RBS	04/11/2011 USD Call / JPY Put	84.0000	3,610,000	USD	$(11,686)	(0.01)%
RBS	04/11/2011 EUR Call / JPY Put	118.4000	1,490,000	EUR	$(13,286)	(0.01)%
RBS	04/12/2011 USD Put / JPY Call	79.7500	220,000	USD	$(86)	0.00%
RBS	04/12/2011 USD Call / CHF Put	0.9460	590,000	USD	$(218)	0.00%
RBS	04/12/2011 EUR Put / GBP Call	0.8635	390,000	EUR	$(233)	0.00%
RBS	04/12/2011 USD Call / JPY Put	84.6500	220,000	USD	$(444)	0.00%
RBS	04/12/2011 EUR Call / GBP Put	0.9000	420,000	EUR	$(582)	0.00%
RBS	04/12/2011 USD Call / CAD Put	1.0005	2,520,000	USD	$(812)	0.00%
RBS	04/12/2011 AUD Call / USD Put	1.0475	470,000	AUD	$(1,400)	0.00%
RBS	04/12/2011 EUR Call / USD Put	1.4410	990,000	EUR	$(2,520)	0.00%
RBS	04/12/2011 EUR Call / JPY Put	119.3000	630,000	EUR	$(3,558)	(0.01)%
RBS	04/13/2011 USD Call / CHF Put	0.9460	530,000	USD	$(242)	0.00%
RBS	04/13/2011 EUR Put / USD Call	1.3720	350,000	EUR	$(302)	0.00%
RBS	04/13/2011 AUD Call / USD Put	1.0580	390,000	AUD	$(516)	0.00%
RBS	04/13/2011 USD Call / CAD Put	0.9920	850,000	USD	$(701)	0.00%
RBS	04/13/2011 EUR Call / USD Put	1.4405	240,000	EUR	$(712)	0.00%
RBS	04/13/2011 EUR Call / JPY Put	120.9000	390,000	EUR	$(903)	0.00%
RBS	04/13/2011 USD Call / JPY Put	83.0500	880,000	USD	$(7,233)	(0.01)%
RBS	04/14/2011 USD Call / CHF Put	0.9390	290,000	USD	$(329)	0.00%
RBS	04/14/2011 USD Put / CHF Call	0.8915	410,000	USD	$(402)	0.00%
RBS	04/14/2011 USD Call / CAD Put	0.9920	580,000	USD	$(558)	0.00%
RBS	04/14/2011 EUR Put / USD Call	1.3830	370,000	EUR	$(674)	0.00%
RBS	04/14/2011 EUR Call / JPY Put	121.3500	530,000	EUR	$(1,047)	0.00%
RBS	04/14/2011 AUD Call / USD Put	1.0600	1,730,000	AUD	$(2,116)	0.00%

	Total written options on forward currency contracts (premiums received- $155,361)				$(250,795)	(0.20)%
See Accompanying Notes to Financial Statements.

III-20

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

FUTURES CONTRACTS PURCHASED

						% of Net
				No. of	Value	Asset
Sector	Contract	Expiration	Exchange	Contracts	($)	Value

	Agricultural
	Soybeans	May-11	CBOT	22	$50,737	0.04%
	Soybean Oil	May-11	CBOT	36	$44,736	0.04%
	Corn	May-11	CBOT	86	$(3,375)	0.00%
	Lean Hogs	Jun-11	CME	34	$16,520	0.01%
	Live Cattle	Jun-11	CME	39	$33,260	0.03%
	Cotton	May-11	NYCE	20	$170,095	0.14%
	Sugar #11 (World)	Apr-11	NYCSCE	34	$(36,445)	(0.03)%
	Coffee	May-11	NYCSCE	39	$(105,000)	(0.09)%
	Total agricultural				$170,528	0.14%

	Energy
	Heating Oil	Apr-11	NYMEX	6	$12,033	0.01%
	Natural Gas	Apr-11	NYMEX	16	$8,480	0.01%
	London Brent Crude	Apr-11	IPE	30	$72,080	0.06%
	Crude Oil	Apr-11	NYMEX	36	$129,590	0.10%
	NY Gasoline RBOB	Apr-11	NYMEX	56	$192,671	0.15%
	London Gas Oil	May-11	IPE	97	$97,625	0.08%
	Total energy				$512,479	0.41%

	Long-term interest rates
	10 Year Japanese Government Bond	Jun-11	TOKYO	8	$(13,121)	(0.01)%
	10 Year US Treasury Notes	Jun-11	CBOT	71	$(76,609)	(0.06)%
	US Bond	Jun-11	CBOT	109	$(77,438)	(0.06)%
	Australian 10 Year 6% Bond	Jun-11	SFE	117	$(61,044)	(0.05)%
	Canadian 10-Year Govt Bond	Jun-11	ME	125	$(147,037)	(0.12)%
	Long Gilt	Jun-11	LIFFE	135	$(188,867)	(0.15)%
	5 Year US Treasury Notes	Jun-11	CBOT	150	$(114,602)	(0.09)%
	Australian 3 Year 6% Treasury Bond	Jun-11	SFE	303	$(8,731)	(0.01)%
	Total long-term interest rates				$(687,449)	(0.55)%

See Accompanying Notes to Financial Statements.

III-21

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Metals
Synthetic Nickel	Jun-11	LME	25	$(82,557)	(0.07)%
Synthetic Copper	Jun-11	LME	40	$(29,994)	(0.02)%
Synthetic Zinc	Jun-11	LME	81	$(35,074)	(0.03)%
Synthetic Aluminum	Jun-11	LME	93	$143,756	0.12%
Silver	May-11	NYMEX	25	$165,400	0.13%
Gold	Jun-11	NYMEX	69	$48,960	0.04%
Total metals				$210,491	0.17%

Short-term interest rates
Short Sterling	Jun-12	LIFFE	59	$(13,477)	(0.01)%
Australian Bank Bills	Sep-11	SFE	246	$(17,385)	(0.01)%
Eurodollar	Jun-12	CME	511	$(196,450)	(0.16)%
Total short-term interest rates				$(227,312)	(0.18)%

Stock indicies
German Stock Index (Euro)	Jun-11	EUREX	8	$(586)	0.00%
SPI200 Index	Jun-11	SFE	12	$17,748	0.01%
S&P Canada 60 Index Futures	Jun-11	ME	13	$25,347	0.02%
IBEX35 Stock Index	Apr-11	MEFFM	15	$(25,050)	(0.02)%
Hang Seng Index	Apr-11	HKFE	20	$27,837	0.02%
Amsterdam Exchange Index Future	Apr-11	EURONXT	22	$85,956	0.07%
CAC 40 Stock Index	Apr-11	EURONXT	31	$11,950	0.01%
FT-SE Index	Jun-11	LIFFE	34	$89,749	0.07%
DJ Euro Stoxx 50 - Eurex	Jun-11	EUREX	41	$(1,988)	0.00%
SIMEX MSCI Taiwan Index	Apr-11	SGX	84	$18,360	0.01%
Mini SP 500 Index	Jun-11	CME	99	$109,100	0.09%
NASDAQ 100 E-MINI Index	Jun-11	CME	168	$153,715	0.13%
Total stock indicies				$512,138	0.41%

Net unrealized gain on futures contracts purchased				$490,875	0.40%

See Accompanying Notes to Financial Statements.

III-22

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

						% of Net
				No. of	Value	Asset
Sector	Contract	Expiration	Exchange	Contracts	($)	Value

	Agricultural
	Soybean Meal	May-11	CBOT	24	$(32,810)	(0.03)%
	Wheat	May-11	CBOT	8	$(16,925)	(0.01)%
	KC Hard Red Winter Wheat	May-11	KCBOT	5	$(21,462)	(0.02)%
	Total agricultural				$(71,197)	(0.06)%

	Long-term interest rates
	Euro-BOBL	Jun-11	EUREX	64	$59,088	0.05%
	Euro-Bund	Jun-11	EUREX	8	$9,287	0.01%
	Total long-term interest rates				$68,375	0.06%

	Metals
	Synthetic Zinc	Jun-11	LME	47	$(78,185)	(0.06)%
	Synthetic Aluminum	Jun-11	LME	42	$(102,279)	(0.08)%
	Synthetic Copper	Jun-11	LME	32	$(84,931)	(0.07)%
	Synthetic Nickel	Jun-11	LME	17	$(39,114)	(0.03)%
	High Grade Copper	May-11	NYMEX	6	$17,363	0.01%
	Total metals				$(287,146)	(0.23)%

	Short-term interest rates
	Euro-Schatz Future (Short Term
	Interest Rate)	Jun-11	EUREX	331	$54,232	0.04%
	Euribor (3 Month Interest Rate)	Jun-12	LIFFE	256	$178,820	0.13%
	2 Year US Treasury Notes	Jun-11	CBOT	134	$(3,922)	0.00%
	Canadian Bank Bill	Sep-11	ME	9	$800	0.00%
	Total short-term interest rates				$229,930	0.17%

	Stock indicies
	Osaka Nikkei	Jun-11	OSE	7	$(29,973)	(0.02)%
	Total stock indicies				$(29,973)	(0.02)%

	Net unrealized loss on futures contracts sold				$(90,011)	(0.08)%
	Net unrealized gain on futures contracts				$400,864	0.32%

See Accompanying Notes to Financial Statements.

III-23

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

LONG FORWARD CURRENCY CONTRACTS

					% of Net
	Maturity			Value	Asset
Counterparty	Date	Amount	Currency	($)	Value

RBS	06/15/2011	56,075,337	Australian Dollar	$1,398,140	1.13%
RBS	06/15/2011	58,360,965	British Pound	$(644,958)	(0.52)%
RBS	06/15/2011	64,283,782	Canadian Dollar	$418,455	0.34%
RBS	06/15/2011	112,676,618	Euro	$1,808,539	1.46%
RBS	06/15/2011	7,901,714,169	Japanese Yen	$(1,902,904)	(1.54)%
RBS	06/15/2011	166,295,127	Mexican Peso	$142,063	0.11%
RBS	06/15/2011	36,983,399	New Zealand Dollar	$670,868	0.54%
RBS	06/15/2011	149,494,580	Norwegian Krone	$350,180	0.28%
RBS	06/15/2011	52,791,763	Singapore Dollar	$255,257	0.21%
RBS	06/15/2011	30,172,211	South African Rand	$103,598	0.08%
RBS	06/15/2011	167,856,669	Swedish Krona	$164,165	0.13%
RBS	06/15/2011	63,745,278	Swiss Franc	$205,529	0.17%
Net unrealized gain on long forward currency contracts				$2,968,932	2.39%

SHORT FORWARD CURRENCY CONTRACTS

					% of Net
	Maturity			Value	Asset
Counterparty	Date	Amount	Currency	($)	Value

RBS	06/15/2011	50,401,492	Australian Dollar	$(1,607,439)	(1.30)%
RBS	06/15/2011	51,118,009	British Pound	$242,326	0.20%
RBS	06/15/2011	47,952,865	Canadian Dollar	$(588,145)	(0.47)%
RBS	06/15/2011	82,963,106	Euro	$(1,659,858)	(1.34)%
RBS	06/15/2011	8,315,311,414	Japanese Yen	$1,439,248	1.16%
RBS	06/15/2011	66,229,140	Mexican Peso	$(77,031)	(0.06)%
RBS	06/15/2011	25,400,463	New Zealand Dollar	$(575,253)	(0.46)%
RBS	06/15/2011	122,410,337	Norwegian Krone	$(313,058)	(0.25)%
RBS	06/15/2011	18,928,363	Singapore Dollar	$(208,962)	(0.17)%
RBS	06/15/2011	13,815,824	South African Rand	$(68,338)	(0.06)%
RBS	06/15/2011	171,310,423	Swedish Krona	$(244,525)	(0.20)%
RBS	06/15/2011	45,914,897	Swiss Franc	$(287,790)	(0.23)%
Net unrealized loss on short forward currency contracts				$(3,948,825)	(3.18)%
Net unrealized loss on forward currency contracts				$(979,893)	(0.79)%

See Accompanying Notes to Financial Statements.

III-24

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

INVESTMENT SECURITIES SOLD SHORT

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (United States)
Consumer Discretionary
Aeropostale ***	4,596	$111,775	0.09%
American Eagle Outfitters Inc	13,191	$209,605	0.17%
American Greetings Corp Cl A	810	$19,116	0.02%
Ameristar Casinos Inc	7,587	$134,669	0.11%
Apollo Group Inc Cl A ***	7,059	$294,431	0.24%
BJ'S Restaurants Inc***	58	$2,281	0.00%
Buffalo Wild Wings Inc ***	517	$28,140	0.02%
Cabela's Inc ***	851	$21,284	0.02%
Career Ed Corp ***	3,222	$73,204	0.06%
Carmax Inc ***	9,333	$299,589	0.24%
Chicos Fas Inc	47,450	$706,531	0.57%
Children'S Place Retail Stores ***	882	$43,950	0.04%
Choice Hotels International Inc	1,818	$70,629	0.06%
Collective Brands Inc ***	2,123	$45,814	0.04%
Cooper Tire & Rubber Co	25,230	$649,673	0.52%
Cracker Barrel Old Country Store Inc	419	$20,590	0.02%
CTC Media Inc	2,003	$47,211	0.04%
Darden Restaurants Inc	690	$33,900	0.03%
Dish Network Corp Cl A***	426	$10,377	0.01%
Dominos Pizza***	1,276	$23,517	0.02%
Ford Motor Company ***	1,577	$23,513	0.02%
Fossil Inc ***	2,370	$221,951	0.18%
Gamestop Corp Cl A ***	31,005	$698,233	0.56%
Gap Inc	14,762	$334,507	0.27%
Gentex Corp	4,065	$122,966	0.10%
Goodyear Tire & Rubber Co ***	10,058	$150,669	0.12%
H&R Block Inc	41,941	$702,092	0.57%
Harley Davidson Inc	1,429	$60,718	0.05%
Hibbett Sporting Goods Inc ***	3,176	$113,733	0.09%
Iconix Brand Group Inc***	1,370	$29,428	0.02%
Interpublic Group Of Companies Inc ***	11,147	$140,118	0.11%
Jack In The Box ***	1,392	$31,571	0.03%
John Wiley & Sons Inc Cl A	576	$29,284	0.02%
Johnson Controls Inc	781	$32,466	0.03%
Kirklands Inc ***	3,003	$46,366	0.04%
Lennar Corp Cl A	16,065	$291,098	0.23%
Liberty Media Corp ***	393	$6,304	0.01%
Lincoln Educational Services	10,966	$174,250	0.14%
Live Nation Inc ***	2,258	$22,580	0.02%
Madden Steven Ltd ***	7,680	$360,422	0.29%

See Accompanying Notes to Financial Statements.

III-25

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Meritage Homes Corp ***	740	$17,856	0.01%
Mohawk Industries Inc ***	554	$33,877	0.03%
News Corp Cl A	18,693	$328,623	0.26%
NVR Inc ***	116	$87,696	0.07%
O'Reilly Automotive Inc ***	1,192	$68,492	0.06%
Orient-Express Hotels	7,746	$95,818	0.08%
Panera Bread Co Cl A ***	3,361	$426,847	0.34%
Papa Johns International Inc ***	511	$16,183	0.01%
Penske Automotive Group Inc	379	$7,588	0.01%
Pier 1 Imports Inc ***	5,269	$53,480	0.04%
Pinnacle Entertainment***	1,023	$13,933	0.01%
Polaris Industries Inc	7,795	$678,321	0.55%
Priceline Inc***	511	$258,791	0.21%
Regal Entertainment Group Cl A	8,526	$115,101	0.09%
Ross Stores	1,356	$96,439	0.08%
Scholastic Corp	1,266	$34,233	0.03%
Service Corp International	212	$2,345	0.00%
Sonic Corp ***	4,638	$41,974	0.03%
Tempur-Pedic International	1,509	$76,446	0.06%
Thor Industries Inc	3,404	$113,591	0.09%
Tractor Supply Co	11,043	$661,034	0.53%
True Religion Apparel Inc ***	1,521	$35,698	0.03%
Tupperware Brands Corporation	6,310	$376,770	0.30%
VF Corp	2,740	$269,972	0.20%
Wolverine World Wide Inc	1,186	$44,214	0.04%
Total Consumer Discretionary		$10,393,877	8.38%

Consumer Staples
Church & Dwight Co.Inc.	6,576	$521,740	0.42%
Conagra Foods Inc	18,283	$434,221	0.35%
Green Mountain Coffee Roasters ***	1,317	$85,091	0.07%
JM Smucker Co	3,524	$251,578	0.20%
Lancaster Colony Corp	297	$17,998	0.01%
Lorillard Inc	5,955	$565,785	0.46%
Reynolds American Inc	7,187	$255,354	0.21%
Smithfield Foods Inc ***	2,330	$56,060	0.05%
The Hershey Co	1,568	$85,221	0.07%
Universal Corp	10,826	$471,364	0.38%
Walgreen Co	1,264	$50,737	0.04%
Whole Foods Market Inc	8,183	$539,260	0.43%
Total Consumer Staples		$3,334,409	2.69%

Energy
Arch Coal Inc	1,449	$52,222	0.04%
Cabot Oil & Gas Corp	13,172	$697,721	0.56%
Carrizo Oil & Gas Inc ***	384	$14,181	0.01%
Complete Production Services I ***	767	$24,398	0.02%
Comstock Resources Inc ***	19,707	$609,735	0.49%

See Accompanying Notes to Financial Statements.

III-26

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Gulfmark Offshore Inc ***	86	$3,828	0.00%
Halliburton Co	4,986	$248,502	0.20%
Helix Energy Solutions Group ***	27,886	$479,639	0.39%
Helmerich & Payne Inc	2,514	$172,687	0.14%
Hornbeck Offshore Services Inc***	7,984	$246,306	0.20%
Lufkin Industries Inc	3,957	$369,861	0.30%
Petrohawk Energy Corp ***	27,861	$683,709	0.55%
Range ResourcesCorp	6,179	$361,224	0.29%
Rosetta Resources Inc ***	1,279	$60,874	0.05%
Rowan Companies Inc	2,259	$99,803	0.08%
Schlumberger	1,790	$166,935	0.13%
Southwestern Energy Co ***	15,550	$668,184	0.55%
Superior Energy Services Inc ***	169	$6,929	0.01%
Teekay Corp	810	$29,913	0.02%
Tetra Technologies Inc ***	9,895	$152,383	0.12%
Total Energy		$5,149,034	4.15%

Financials
Assurant Inc	2,216	$85,338	0.07%
Assured Guaranty Ltd	7,855	$117,040	0.09%
Bank Of America Corp	5,156	$68,729	0.06%
Cash America International Inc	10,850	$499,643	0.40%
CNA Financial Corp	170	$5,024	0.00%
Eaton Vance Corp	1,174	$37,850	0.03%
Ezcorp Inc ***	86	$2,700	0.00%
Fidelity National Financial Cl A	554	$7,828	0.01%
Iberiabank Corp	5,256	$316,043	0.25%
International Bancshares Corp	1,052	$19,294	0.02%
Legg Mason Inc	2,300	$83,007	0.07%
Leucadia National Corp	17,329	$650,531	0.52%
Loews Corp	1,957	$84,327	0.07%
Markel Corp ***	334	$138,426	0.11%
Moodys Corp	10,551	$357,784	0.29%
Northwest Bancshares Inc	2,002	$25,105	0.02%
Ocwen Financial Corp ***	5,423	$59,761	0.05%
Old National Bancorpevansvil	899	$9,637	0.01%
Privatebancorp Inc	1,645	$25,152	0.02%
Progressive Corp	13,872	$293,115	0.24%
Regions Financial Corp	7,404	$53,753	0.04%
SVB Financial Group ***	1,814	$103,271	0.08%
Tower Group Inc	2,508	$60,267	0.05%
White Mountains Insurance Group	43	$15,661	0.01%
WR Berkley Corp	21,719	$699,569	0.57%
Total Financials		$3,818,855	3.08%

Health Care
AMAG Pharmaceuticals***	170	$2,839	0.00%
Bio-Rad Laboratories Inc Cl A ***	542	$65,116	0.05%

See Accompanying Notes to Financial Statements.

III-27

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Brookdale Senior Living Inc	9,483	$265,524	0.21%
Catalyst Health Solutions Inc***	472	$26,399	0.02%
Centene Corp ***	213	$7,025	0.01%
Cerner Corp ***	6,398	$711,458	0.57%
Community Health Systems Inc ***	214	$8,558	0.01%
Computer Programs & Systems In	7,146	$459,345	0.37%
Conceptus Inc ***	1,941	$28,086	0.02%
Cubist Pharmaceuticals Inc ***	24,108	$608,486	0.49%
Gentiva Health Services Inc ***	5,310	$148,839	0.12%
Gilead Sciences Inc ***	16,625	$706,064	0.59%
Haemonetics Corp ***	1,459	$95,623	0.08%
Health Mgmt Assoc Inc Cl A	60,267	$656,910	0.53%
HMS Holdings Corp ***	824	$67,444	0.05%
Hologic Inc ***	1,219	$27,062	0.02%
Human Genome Sciences Inc ***	3,755	$103,075	0.08%
Humana Inc	3,622	$253,323	0.20%
Incyte Corp ***	1,954	$30,971	0.02%
Intermune Inc ***	7,110	$335,521	0.27%
Kinetic Concepts Inc ***	12,681	$690,100	0.56%
LHC Group Inc ***	1,572	$47,160	0.04%
Omnicare Inc	281	$8,427	0.01%
Onyx Pharmaceuticals Inc ***	2,485	$87,422	0.07%
Owens & Minor Inc	341	$11,076	0.01%
PSS World Med Inc ***	3,033	$82,232	0.07%
Regeneron Pharmaceuticals Inc ***	3,042	$136,707	0.11%
Seattle Genetics Inc ***	1,957	$30,470	0.02%
St Jude Med Inc	2,132	$109,286	0.09%
Vertex Pharmaceuticals Inc ***	3,281	$157,258	0.13%
Viropharma Inc ***	1,368	$27,223	0.02%
Wellcare Health Plans Inc ***	16,352	$685,966	0.55%
West Pharmaceutical Services	4,174	$186,870	0.15%
Total Health Care		$6,867,865	5.54%

Industrials
A.O.Smith Corp	438	$19,421	0.02%
Acuity Brands Inc	2,302	$134,644	0.11%
Agco Corp ***	851	$46,779	0.04%
Alexander & Baldwin Inc	3,933	$179,541	0.14%
Ameron International Corp	2,518	$175,731	0.14%
Amr Corp ***	6,510	$42,055	0.03%
Astec Industries Inc ***	8,732	$325,616	0.26%
Atlas Air Worldwide Holdings Inc ***	3,395	$236,699	0.19%
Barnes Group Inc	2,296	$47,940	0.04%
Belden Inc	596	$22,380	0.02%
Briggs & Stratton Corp	7,805	$176,783	0.14%
Brinks Co	430	$14,237	0.01%
Con-Way Inc	15,882	$624,004	0.50%
Crane Co	305	$14,771	0.01%

See Accompanying Notes to Financial Statements.

III-28

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

CSX Corp	37	$2,908	0.00%
Curtiss Wright Corp	394	$13,845	0.01%
Dover Corp	576	$37,866	0.03%
Enersys ***	737	$29,296	0.02%
Equifax Inc	6,307	$245,027	0.20%
GATX Corp	13,830	$534,668	0.43%
Genesee & Wyoming Inc Cl A ***	2,557	$148,817	0.12%
Granite Construction Inc	3,519	$98,884	0.08%
Herman Miller Inc	1,571	$43,187	0.03%
Hubbell Inc Cl B	611	$43,399	0.03%
Hunt J.B. Transportation Services Inc	2,857	$129,765	0.10%
Huron Consulting Group Inc ***	2,710	$75,040	0.06%
Iron Mountain Inc	22,612	$706,173	0.60%
Kansas City Southern***	2,642	$143,857	0.12%
Kaydon Corp	383	$15,010	0.01%
Knight Trans Inc	936	$18,018	0.01%
L-3 Communications Holdings Inc	1,815	$142,133	0.11%
Lennox International Inc	800	$42,064	0.03%
Masco Corp	2,464	$34,299	0.03%
Mastec Inc ***	942	$19,594	0.02%
Orbital Sciences Corp ***	553	$10,463	0.01%
Quanta Services Inc ***	616	$13,817	0.01%
Rockwell Automation Inc	683	$64,646	0.05%
Shaw Group Inc ***	1,829	$64,765	0.05%
Teledyne Technologies Inc ***	395	$20,425	0.02%
Toro Co	4,196	$277,859	0.22%
Tutor Perini Corp ***	1,698	$41,363	0.03%
United Continental Holdings Inc***	2,436	$56,004	0.05%
US Airways Group***	2,170	$18,901	0.02%
UTi Worldwide Inc	1,790	$36,104	0.03%
Wabtec	1,961	$133,015	0.11%
Watsco Inc Cl A	2,259	$157,475	0.13%
Watts Water Technologies Inc Cl A	1,299	$49,609	0.04%
Werner Enterprises Inc	894	$23,666	0.02%
Total Industrials		$5,552,563	4.48%

Information Technology
Adobe Systems Inc ***	10,330	$342,543	0.28%
Adtran Inc	1,406	$59,699	0.05%
Advanced Energy Industries Inc ***	894	$14,617	0.01%
Ariba Inc***	9,267	$316,375	0.26%
Blue Coat Systems***	1,299	$36,580	0.03%
Brightpoint Inc***	6,638	$71,973	0.06%
Cabot Microelectronics Corp ***	1,065	$55,646	0.04%
Caci International Inc Cl A***	1,924	$117,980	0.10%
Ciena Corp ***	1,788	$46,381	0.04%
Cirrus Logic Inc ***	810	$17,034	0.01%
Cognizant Technology Solutions Cl A***	469	$38,177	0.03%

See Accompanying Notes to Financial Statements.

III-29

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Comtech Telecommunications	1,783	$48,533	0.04%
Cymer Inc ***	11,508	$651,123	0.52%
Dealertrack Holdings Inc ***	4,746	$108,778	0.09%
Dell Inc ***	6,683	$96,970	0.08%
Digital River Inc ***	2,855	$106,863	0.09%
Diodes Inc ***	2,303	$78,440	0.06%
DST Systems Inc	721	$38,083	0.03%
Electronic Arts Inc ***	11,924	$232,876	0.19%
EMC Corp Mass ***	5,102	$135,509	0.11%
Emulex Corp ***	3,767	$40,194	0.03%
Equinix Inc ***	963	$87,729	0.07%
Euronet Worldwide Inc ***	739	$14,285	0.01%
Fair Isaac Corporation	17,027	$538,223	0.43%
FEI Co ***	369	$12,443	0.01%
Formfactor Inc ***	2,642	$27,186	0.02%
Intuit ***	1,491	$79,187	0.06%
J2 Global Communicatons Inc ***	1,834	$54,117	0.04%
JDA Software Group Inc ***	513	$15,523	0.01%
Juniper Networks Inc ***	701	$29,498	0.02%
Kla-Tencor Corp	74	$3,502	0.00%
Lawson Software Inc ***	11,410	$138,061	0.11%
Lexmark International Inc Cl A ***	1,747	$64,709	0.05%
Maximus Inc	2,415	$196,026	0.16%
MEMC Electronic Materials Inc ***	636	$8,243	0.01%
MKS Instruments Inc	2,551	$84,948	0.07%
Monolithic Power***	638	$9,053	0.01%
Netlogic Micrsys***	6,498	$273,046	0.22%
ON Semiconductor Corp ***	23,440	$231,118	0.19%
Plexus Corp ***	12,613	$442,212	0.36%
Polycom Inc ***	9,766	$506,367	0.41%
Power Integrations Inc	468	$17,938	0.01%
Progress Software Corp ***	4,686	$136,316	0.11%
Qlogic Corp ***	3,245	$60,195	0.05%
Sanmina-SCI Corp ***	4,317	$48,394	0.04%
Savvis Inc ***	4,957	$183,855	0.15%
Silicon Laboratories Inc ***	596	$25,753	0.02%
Tekelec ***	937	$7,608	0.01%
TNS***	3,520	$54,806	0.04%
Unisys Corp ***	5,354	$167,152	0.13%
Varian Semiconductor Equipment ***	217	$10,561	0.01%
Western Digital Corp ***	86	$3,207	0.00%
Xerox Corp	3,579	$38,116	0.04%
Total Information Technology		$6,223,751	5.02%

Materials
Calgon Carbon Corp ***	28,481	$452,278	0.36%
Commercial Metals Co	7,458	$128,800	0.10%
Eagle Materials Inc	584	$17,672	0.01%

See Accompanying Notes to Financial Statements.

III-30

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Greif Inc Cl A	1,353	$88,500	0.07%
International Flavors & Fragra	7,363	$458,715	0.37%
International Paper Co	12,481	$376,677	0.30%
Newmarket Corp	4,359	$689,681	0.56%
Olin Corp	30,902	$708,274	0.57%
Packaging Corp of America	3,362	$97,128	0.08%
Ppg Industries Inc	5,966	$568,023	0.46%
Praxair Inc	4,291	$435,966	0.35%
Rockwood Hldgs Inc ***	341	$16,784	0.01%
Royal Gold Inc	7,569	$396,616	0.32%
RTI International Metals Inc ***	7,519	$234,217	0.19%
Schulman Inc	1,271	$31,419	0.03%
Temple-Inland Inc	1,613	$37,744	0.03%
The Scotts Miracle-Gro Co Cl A	799	$46,222	0.04%
Valspar Corp	866	$33,861	0.03%
Vulcan Materials Co	367	$16,735	0.02%
Total Materials		$4,835,312	3.90%

Telecommunication Services
AT&T Inc	19,220	$588,324	0.47%
Leap Wireless International In ***	2,514	$38,892	0.03%
TW Telecom Inc Cl A ***	10,620	$203,904	0.17%
Total Telecommunication Services		$831,120	0.67%

Utilities
AGI Resources Inc	2,170	$86,453	0.07%
Allete Inc	365	$14,224	0.01%
Avista Corp	178	$4,117	0.00%
Black Hills Corp	170	$5,685	0.00%
Cleco Corp	9,845	$337,585	0.27%
DPL Inc	5,168	$141,655	0.11%
MDU Resources Group Inc	12,195	$280,119	0.23%
NRG Energy Inc ***	1,645	$35,431	0.03%
Total Utilities		$905,269	0.72%

Total Common Stocks (United States)
(proceeds - $46,513,180)		$47,912,055	38.63%

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (Non-United States)
Bermuda
Financials
Alterra Capital Holdings Ltd	1,489	$33,145	0.03%
Arch Capital Group Ltd***	6,992	$693,536	0.56%

See Accompanying Notes to Financial Statements.

III-31

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Endurance Speacilty	2,900	$141,578	0.11%
Total Financials		$868,259	0.70%

Information Technology
Xyratex***	4,466	$49,841	0.04%
Total Information Technology		$49,841	0.04%

Total Bermuda		$918,100	0.74%

Brazil
Financials
Itau Unibanco Holdings S.A.	2,172	$52,237	0.04%
Total Financials		$52,237	0.04%

Industrials
Embraer S.A. Adr	12,053	$406,186	0.33%
Total Industrials		$406,186	0.33%

Materials
Gerdau S.A. Adr	1,597	$19,963	0.02%
Total Materials		$19,963	0.02%

Telecommunication Services
Tele Norte Leste Participacoes Adr	36,129	$633,341	0.51%
Vivo Participacoes S A Adr	3,068	$123,886	0.10%
Total Telecommunication Services		$757,227	0.61%

Utilities
Centrais Eletricas Brasileiras Adr	2,642	$40,977	0.03%
Cia Energetica De Minas Gerais Adr	35,969	$693,123	0.56%
Companhia de Saneamento Basico do Estado Adr***	4,325	$254,051	0.20%
Total Utilities		$988,151	0.79%

Total Brazil		$2,223,764	1.79%

Canada
Consumer Discretionary
Gildan Activewear Inc	915	$29,985	0.02%
Tim Hortons Inc	561	$25,419	0.02%
Total Consumer Discretionary		$55,404	0.04%

Consumer Staples
Cott Corp***	992	$8,333	0.01%
Total Consumer Staples		$8,333	0.01%
See Accompanying Notes to Financial Statements.

III-32

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Energy
Encana	3,349	$115,641	0.09%
Total Energy		$115,641	0.09%

Financials
Bank Of Montreal	2,661	$172,912	0.14%
CIBC	5,363	$463,202	0.37%
Manulife Financial Corp	8,225	$145,500	0.12%
RBC	1,943	$120,408	0.10%
Tor Dom Bank	5,511	$488,219	0.39%
Total Financials		$1,390,241	1.12%

Industrials
Canadian National Railway	1,751	$131,798	0.11%
Total Industrials		$131,798	0.11%

Information Technology
Celestica Inc***	1,175	$12,596	0.01%
Open Text Corp***	4,334	$270,095	0.22%
Research In Motion***	2,216	$125,293	0.10%
Total Information Technology		$407,984	0.33%

Materials
Goldcorp Inc	7,406	$368,819	0.30%
Methanex	2,003	$62,554	0.05%
Total Materials		$431,373	0.35%

Total Canada		$2,540,774	2.05%

Chile
Financials
Banco Santander Chile Adr	383	$33,225	0.03%
Total Financials		$33,225	0.03%

France
Telecommunication Services
Mobile Telesystems Adr	26,653	$565,843	0.46%
Total Telecommunication Services		$565,843	0.46%

Great Britain
Financials
Barclays Plc Adr	3,256	$59,064	0.05%
Total Financials		$59,064	0.05%

India
Financials
HDFC Bank Ltd Adr	3,313	$563,011	0.45%
Total Financials		$563,011	0.45%

See Accompanying Notes to Financial Statements.

III-33

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Industrials
Tata Motors Ltd Adr	10,440	$290,128	0.23%
Total Industrials		$290,128	0.23%

Total India		$853,139	0.68%

Ireland
Financials
Xl Group Public Limited Company	3,281	$80,713	0.07%
Total Financials		$80,713	0.07%

Health Care
Icon Plc Adr***	807	$17,423	0.01%
Shire Limited Plc Adr	1,007	$87,639	0.07%
Total Health Care		$105,062	0.08%

Information Technology
Seagate Technology	1,274	$18,352	0.01%
Total Information Technology		$18,352	0.01%

Total Ireland		$204,127	0.16%

Israel
Information Technology
Nice Systems Ltd***	1,278	$47,209	0.04%
Total Information Technology		$47,209	0.04%

Japan
Consumer Discretionary
Aisan Industry	9,600	$98,884	0.08%
Best Denki ***	3,000	$8,322	0.01%
Chofu Seisakusho	600	$15,089	0.01%
Daihatsu Motor	19,000	$277,749	0.22%
Daikoku Denki	200	$2,410	0.00%
Edion	34,900	$297,605	0.24%
Hikari Tsushin	3,300	$64,719	0.05%
Hitachi Koki	12,100	$116,608	0.09%
Honda Motor Co	1,500	$56,538	0.05%
K'S Holdings	5,300	$153,420	0.12%
Kanto Auto Works	5,000	$35,038	0.03%
Keihin Corp	900	$17,140	0.01%
Koito Manufacturing	6,000	$96,467	0.08%
Komeri	8,400	$214,282	0.17%
Kura Corporation	1,300	$19,145	0.02%
Mazda Motor ***	48,000	$105,947	0.09%

See Accompanying Notes to Financial Statements.

III-34

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Megane Top	1,800	$16,999	0.01%
NHK Spring	17,000	$168,955	0.14%
Nishimatsuya	1,100	$8,929	0.01%
Nissan Motor	10,200	$90,793	0.07%
Oriental Land	100	$7,973	0.01%
Pacific Industries	2,000	$10,083	0.01%
Panasonic Corporation	22,700	$289,672	0.23%
Rinnai	900	$59,921	0.05%
Saizeriya	3,800	$58,346	0.05%
Sanden	18,000	$75,769	0.06%
Sekisui Chemical	4,000	$31,408	0.03%
Sekisui House	5,000	$47,039	0.04%
Sharp	27,000	$268,666	0.22%
Stanley Electric	4,200	$69,654	0.06%
Studio Alice	1,300	$14,002	0.01%
Sumitomo Rubber Industries	1,900	$19,479	0.02%
Suzuki Motor	14,000	$313,909	0.25%
T Rad	4,000	$17,175	0.01%
Takamatsu Construction Group Co Ltd	1,600	$25,937	0.02%
Toei	4,000	$19,057	0.02%
Toho	7,100	$102,163	0.08%
Tokai Rika	2,600	$44,468	0.04%
Tokai Rubber	1,100	$13,520	0.01%
Token Corp	940	$41,553	0.03%
Tokyo Dome ***	16,000	$32,035	0.03%
Topre	5,400	$43,377	0.03%
Touei Housing	2,900	$31,970	0.03%
Toyoda Gosei	4,000	$83,609	0.07%
Toyota Boshoku	400	$5,775	0.00%
Toyota Motor	7,900	$319,203	0.26%
Toyota Tire & Rubber	76,000	$186,999	0.15%
U-Shin	1,400	$10,891	0.01%
Yamada Denki	1,170	$79,167	0.06%
Yamaha Motor ***	3,100	$54,291	0.04%
Total Consumer Discretionary		$4,242,150	3.43%

Consumer Staples
Heiwado	600	$7,620	0.01%
Japan Tobacco	5	$18,122	0.01%
Pigeon	100	$3,141	0.00%
Tsuruha Holdings	600	$27,319	0.02%
Total Consumer Staples		$56,202	0.04%

Energy
Toyo Kanetsu	32,000	$81,824	0.07%
Total Energy		$81,824	0.07%

See Accompanying Notes to Financial Statements.

III-35

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Financials
Aeon Mall	6,300	$135,712	0.11%
Akita Bank	2,000	$6,513	0.01%
Bank Of Hiroshima	18,000	$78,375	0.06%
Chugoku Bank	1,000	$11,386	0.01%
Credit Saison	1,100	$17,752	0.01%
Daibiru	18,100	$157,183	0.13%
Daiwa House Industry	1,000	$12,327	0.01%
Fuyo General	2,200	$65,780	0.05%
Hokuhoku	14,000	$27,355	0.02%
Ichiyoshi Sec	2,800	$19,081	0.02%
Iida Home	6,200	$57,282	0.05%
Iyo Bank	30,000	$250,755	0.17%
Jafco	2,900	$74,853	0.06%
Kabu	18,900	$64,740	0.05%
Matsui Securities	21,300	$116,122	0.09%
Mitsubishi Ufj Lease & Finance	2,690	$108,204	0.09%
Ms&Ad Insurance Group Holdings Inc	4,700	$107,368	0.09%
Nagoya Bank	2,000	$6,465	0.01%
Nomura Holdings	30,500	$160,024	0.13%
Okasan Securities Group Inc	3,000	$11,434	0.01%
Osaka Securities Exchange	9	$45,321	0.04%
Resona Holdings	38,100	$181,977	0.15%
Sapporo Hokuyo	22,900	$110,482	0.09%
SBI Holding	748	$94,459	0.08%
Shiga Bank	5,000	$26,354	0.02%
Shikoku Bank	3,000	$9,227	0.01%
Tokai Tokyo Financial Holdings	14,000	$47,956	0.04%
Tokio Marine Holdings	1,200	$32,189	0.03%
Tokyo Tomin Bank ***	3,000	$39,079	0.03%
Total Financials		$2,075,755	1.67%

Health Care
Aska Pharmaceuticals	2,000	$17,875	0.01%
Hitachi Medical	3,000	$36,329	0.02%
Seikagaku	800	$10,035	0.01%
Shionogi	3,400	$58,191	0.05%
Tsumura	200	$6,296	0.01%
Total Health Care		$128,726	0.10%

Industrials
Bunka Shutter	27,000	$83,368	0.07%
Central Glass	14,000	$56,568	0.05%
Chiyoda	39,000	$358,439	0.29%
Chiyoda Integre	200	$2,919	0.00%
Chudenko	2,500	$31,902	0.03%
Daihen	2,000	$8,419	0.01%
Daiseki	2,700	$52,887	0.04%
East Japan Railway	100	$5,578	0.00%

See Accompanying Notes to Financial Statements.

III-36

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Fuji Electric	34,000	$107,853	0.09%
Fujikura	16,000	$77,965	0.06%
Fujitec	9,000	$47,871	0.04%
Hankyu Hanshin Holding	12,000	$55,579	0.04%
Hitachi Transsys	400	$5,625	0.00%
Iwatani International	38,000	$127,416	0.10%
Kawasaki Heavy	39,000	$172,164	0.14%
Keihin El Ex Rail	5,000	$36,124	0.03%
Kinden	6,000	$54,783	0.04%
Kintetsu World Exploration	800	$25,088	0.02%
Kitz	14,600	$70,438	0.06%
Kurita Water Industries	3,200	$94,908	0.08%
Kyowa Exeo	11,000	$110,518	0.09%
Mabuchi Motor	1,200	$57,316	0.05%
Maeda Road Construction	1,000	$10,288	0.01%
Mitsubishi Heavy	34,000	$156,653	0.13%
Mitsui	16,000	$38,403	0.03%
Mitsui Matsushima	73,000	$170,813	0.14%
Miura	200	$6,019	0.00%
Nagoya Railroad	13,000	$35,279	0.03%
Nippo Corporation	15,000	$120,855	0.10%
Nippon Carbon	4,000	$9,601	0.01%
Nippon Sheet Glass	149,000	$399,603	0.32%
Nippon Thompson	5,000	$40,104	0.03%
Nishi-Nippon Railway	1,000	$4,318	0.00%
Nissin Electric	2,000	$16,621	0.01%
Npn Densetsu Kgyo	5,000	$53,371	0.04%
Okumura	1,000	$4,209	0.00%
Onoken	300	$2,830	0.00%
Raito Kogyo	23,900	$89,651	0.07%
Sanki Engineering	10,000	$63,201	0.05%
Sankyu	12,000	$57,605	0.05%
Sato	2,300	$30,487	0.02%
Seino Holdings	25,000	$189,363	0.15%
Tadano	13,000	$83,259	0.07%
Taihei Dengyo	1,000	$8,467	0.01%
Takara Standard	10,000	$80,690	0.07%
Takasago Termal	8,100	$72,003	0.06%
Tocalo	200	$3,606	0.00%
Toyota Tsusho	9,200	$152,243	0.12%
Trusco Nakayama	900	$16,185	0.01%
Tsubakimoto Chain	16,000	$82,403	0.07%
Tsukishima Kikai	4,000	$38,355	0.03%
Union Tool	1,000	$23,785	0.02%
Yusen Logistics	2,700	$42,368	0.03%
Total Industrials		$3,746,366	3.01%

See Accompanying Notes to Financial Statements.

III-37

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Information Technology
Cree Inc ***	554	$25,573	0.02%
Ferrotec	12,300	$275,939	0.22%
Fujitsu	14,000	$79,364	0.06%
GMO	6,600	$30,568	0.02%
Hoshiden	7,100	$72,362	0.06%
Japan Digital Lab	2,100	$24,848	0.02%
Konica Minolta Hdgs	5,000	$42,034	0.03%
Mimasu Semiconductor	2,800	$30,158	0.02%
Mitsui High-Tec	4,000	$21,228	0.02%
Mitsumi Electric	4,200	$56,078	0.05%
Nippon Elec Glass	9,000	$127,874	0.10%
NTT Data	19	$58,918	0.05%
Omron	6,400	$180,476	0.15%
Optex	1,300	$18,533	0.01%
Oracle	800	$33,434	0.03%
Osaki Electric	15,000	$138,042	0.11%
Square Enix Holdings Co Ltd	4,300	$74,891	0.06%
Sumco ***	21,300	$430,832	0.35%
Systena	24	$25,387	0.02%
Tamura	1,000	$2,629	0.00%
Yamatake	6,200	$152,402	0.12%
Total Information Technology		$1,901,570	1.52%

Materials
C Uyemura	600	$28,549	0.02%
Daicel Chem Industries	9,000	$55,687	0.04%
Daiken	32,000	$118,877	0.10%
Daio Paper	8,000	$61,561	0.05%
Godo Steel	87,000	$218,262	0.18%
Hitachi Chemical	9,500	$193,759	0.16%
JFE Holdings	1,100	$32,293	0.03%
Kuraray	12,300	$159,036	0.13%
Maruichi Steel	700	$17,350	0.01%
Neturen	5,300	$46,601	0.04%
Nihon Yamamura Glass	2,000	$5,669	0.00%
Nippon Denko	13,000	$78,869	0.06%
Nippon Yakin ***	27,000	$61,223	0.05%
Nissan Chemical Industries	6,900	$71,572	0.06%
Nisshin Steel	23,000	$49,657	0.04%
Osaka Steel	800	$14,831	0.01%
Pacific Metals	30,000	$222,532	0.18%
Shin-Etsu Polymer	4,000	$23,881	0.02%
Showa Denko	28,000	$56,399	0.05%
Sumitomo Osaka Ceme	73,000	$212,195	0.17%
Taiyo Hd	1,600	$49,403	0.04%
Taiyo Nippon Sanso	32,000	$267,472	0.22%
Tenma	1,100	$12,206	0.01%
Tokai Carbon	12,000	$59,921	0.05%

See Accompanying Notes to Financial Statements.

III-38

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Tokuyama	44,000	$235,630	0.19%
Tokyo Rope Manufacturing	85,000	$320,892	0.26%
Tokyo Steel Manufacturing	5,400	$63,242	0.05%
Tosoh	10,000	$36,063	0.03%
Toyo Seikan	3,600	$59,226	0.05%
Yamato Kogyo	3,900	$130,299	0.11%
Yodogawa Steel	9,000	$41,901	0.02%
Total Materials		$3,005,058	2.43%

Utilities
Osaka Gas	124,000	$496,541	0.40%
Tohoku Ele	1,000	$16,946	0.01%
Tokyo Gas	35,000	$160,416	0.13%
Total Utilities		$673,903	0.54%

Total Japan		$15,911,554	12.81%

Korea,south
Financials
KB Financial Group Adr	435	$22,694	0.02%
Total Financials		$22,694	0.02%

Materials
Posco Spons Adr	422	$48,230	0.04%
Total Materials		$48,230	0.04%

Total Korea,south		$70,924	0.06%

Netherlands
Energy
Core Laboratories NV	2,170	$221,709	0.18%
Total Energy		$221,709	0.18%

Information Technology
ASML Holding NV Adr	977	$43,477	0.04%
Total Information Technology		$43,477	0.04%

Total Netherlands		$265,186	0.22%

People's Republic Of China
Information Technology
Netease Inc Adr***	6,217	$307,804	0.25%
Shanda Interactive Entertainment Ltd Adr***	320	$13,437	0.01%
Sina Corp***	1,493	$159,811	0.13%
Sohu.com Inc ***	172	$15,370	0.01%
Total Information Technology		$496,422	0.40%

See Accompanying Notes to Financial Statements.

III-39

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

Philippines
Telecommunication Services
Philippine Long Distance Telephone Co Adr	170	$9,095	0.01%
Total Telecommunication Services		$9,095	0.01%

Puerto Rico
Financials
Oriental Financial Group Inc	1,682	$21,109	0.02%
Total Financials		$21,109	0.02%

South Africa
Materials
Harmony Gold Mining Co Ltd Adr	15,566	$231,466	0.19%
Total Materials		$231,466	0.19%

Switzerland
Energy
Noble Corporation	2,147	$97,946	0.08%
Total Energy		$97,946	0.08%

Financials
ACE Limited	1,702	$110,119	0.09%
Credit Suisse Group Zuerich Adr	5,581	$237,639	0.19%
Total Financials		$347,758	0.28%

Total Switzerland		$445,704	0.36%

Taiwan, Republic Of China
Information Technology
Taiwan Semiconductor Manufacturing Adr	33,540	$408,515	0.33%
Total Information Technology		$408,515	0.33%

Turkey
Telecommunication Services
Turkcell Iletisim Hizmetleri Adr	1,656	$24,894	0.02%
Total Telecommunication Services		$24,894	0.02%

Total Common Stocks (Non-United States)
(proceeds - $24,936,909)		$25,330,114	20.42%

Total investment securities sold short
(proceeds - $71,450,089)		$73,242,169	59.05%

See Accompanying Notes to Financial Statements.

III-40

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2011 (Unaudited)

*	Non-income producing security.
**	Pledged as collateral for the trading of forward currency contracts and options on forward currency contracts.
***	Security did not pay a dividend during the previous twelve months.
Adr	American Depository Receipt.
RBS	The Royal Bank of Scotland.

See Accompanying Notes to Financial Statements.

III-41

NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

Note 1.	PORTFOLIO VALUATION

A.	Futures and Forward Currency Contracts

Investment transactions are accounted for on the trade date.  Gains or losses are realized when contracts are liquidated.  Net unrealized gains or losses on open contracts (the difference between contract purchase price and market price) are reflected in the statement of assets and liabilities.  The market value of futures contracts is determined by various futures exchanges, and reflects the settlement price for each contract as of the close of business of the last business day of the reporting period.  The market value of forward currency contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) of the last business day of the reporting period.  Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations.  Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

B.	Investment Securities

Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date.  Securities transactions are recorded on the trade date.  Realized gains and losses from security transactions are determined using the identified cost method.  Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction.  Other securities brokerage fees and stock loan fees are recorded on the accrual basis.  Dividends are recorded on the ex-dividend date.  Interest is recorded on the accrual basis.  U.S. government securities are stated at cost plus accrued interest, which approximates market value.

C.	Options

The market value of option (non-exchange traded) contracts is calculated by applying an industry-standard adaptation of the Black-Scholes options valuation model to foreign currency options, using as input, the spot prices, interest rates and option implied volatilities quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period.

D.	Foreign Currency Transactions

The Trust’s functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar.  Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of assets and liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period.  Gains and losses resulting from the translation to U.S. dollars are reported in income.

NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

E.	Financial Accounting Standards Codification 820

ASC 820, Fair Value Measurement and Disclosures, provides guidance for determining fair value and requires increased disclosure regarding the inputs to valuation techniques used to measure fair value. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts and options on forward currency contracts that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes United States Treasury Securities.

Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the three-month period ended March 31, 2011, the Trust did not have any Level 3 assets or liabilities.

NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

The following table sets forth by level within the fair value hierarchy the Trust's investments accounted for at fair value on a reoccurring basis as of March 31, 2011.

	Fair Value at March 31, 2011

Description	Level 1	Level 2	Level 3	Total

Investments
Investment securities	$73,249,421	$5,998,950	$0	$79,248,371

Investment securities sold short	(73,242,169)	0	0	(73,242,169)

Other Financial Instruments

Exchange traded futures contracts	400,864	0	0	400,864

Forward currency contracts	0	(979,893)	0	(979,893)

Options purchased	0	487,709	0	487,709

Options written	0	(250,795)	0	(250,795)

Total	$408,116	$5,255,971	$0	$5,664,087

Note 2.	INVESTMENTS

The U.S. federal income tax basis of the Trusts investment at March 31, 2011 was as follows:

Investment securities	79,248,371
Securities sold short	(73,242,169)
Purchased options on forward currency contracts	487,709
Written options on forward currency contracts	(250,795)
Open forward currency contracts	(1,026,188)
Open futures contracts	654,333

The U.S. federal income tax basis of the Trust’s investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value.  Net unrealized depreciation for federal income tax purposes was $207,174 (gross unrealized appreciation was $701,356 and gross unrealized depreciation was $908,530).

NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

Item 2. Controls and Procedures

a)
The registrant’s principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b)
There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Campbell Multi-Strategy Trust

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	May 31, 2011

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Theresa D. Becks
Theresa D. Becks, Chief Executive Officer

Date	May 31, 2011

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	May 31, 2011